UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 6465
The Travelers Series Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Smith Barney Fund Management LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

ITEM 1.                                                     SCHEDULE OF INVESTMENTS

THE TRAVELERS SERIES TRUST

CONVERTIBLE SECURITIES PORTFOLIO
MFS MID CAP GROWTH PORTFOLIO
MERCURY LARGE CAP CORE PORTFOLIO

FORM N-Q

MARCH 31, 2005

Convertible Securities Portfolio
Schedules of Investments (unaudited)	March 31, 2005

SHARES		SECURITY	VALUE
CONVERTIBLE PREFERRED STOCK - 16.2%
Auto Manufacturers - 5.5%
50,000		Ford Motor Co. Capital Trust II, 6.500%	$2,267,000
		General Motors Corp.:
42,000		4.500%	987,000
68,000		5.250%	1,270,240
60,000		6.250%	1,248,000
			5,772,240
Diversified Financial Services - 0.3%
3,150		Calenergy Capital Trust II, 6.250%	155,137
3,070		Calenergy Capital Trust III, 6.500%	142,755
			297,892
Housewares - 2.5%
56,000		Newell Financial Trust I, 5.250%	2,576,000
Media - 2.8%
33,250		Tribune Co., 2.000%	2,967,729
Pharmaceuticals - 0.4%
8,000		Omnicare, Inc., 4.000%	412,560
Real Estate Investment Trust - 1.9%
39,515		Equity Office Properties Trust, 5.250%	2,010,128
Savings & Loans - 2.8%
25,000		Washington Mutual Capital Trust I, 5.375% (a)	1,324,225
30,000		Washington Mutual Inc., 5.375%	1,564,500
			2,888,725
Telecommunications - 0.0%
6,000		Loral Space & Communications Ltd., 6.000% (a)(b)	7,500
		TOTAL CONVERTIBLE PREFERRED STOCK (Cost - $17,259,538)	16,932,774

FACE
AMOUNT	RATING (c)
CONVERTIBLE BONDS AND NOTES - 80.0%
Auto Parts & Equipment - 2.7%
$75,000	BBB	American Axle & Manufacturing Inc., 2.000% due 2/15/24 (a)(d)	59,437
50,000	B-	The Goodyear Tire & Rubber Co., 4.000% due 6/15/34 (a)	65,063
5,818,000	BBB-	Lear Corp., zero coupon bond to yield 3.431% due 2/20/22	2,683,553
			2,808,053
Biotechnology - 1.0%
600,000	NR	Invitrogen Corp., 1.500% due 2/15/24	540,000
550,000	NR	Nektar Therapeutics, 3.500% due 10/17/07	525,250
			1,065,250
Commercial Services - 1.4%
923,000	B+	BearingPoint Inc., 2.500% due 12/15/24 (a)	985,302
462,000	B+	BearingPoint Inc., 2.750% due 12/15/24 (a)	499,537
			1,484,839

See Notes to Schedules of Investments.

Convertible Securities Portfolio
Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE
AMOUNT	RATING (e)	SECURITY	VALUE
Computers - 2.5%
$150,000	NR	Ciber Inc., 2.875% due 12/15/23 (a)	$135,562
500,000	NR	DST Systems, Inc., 4.125% due 8/15/23 (a)	588,125
1,916,000	BBB-	Electronic Data Systems Corp., 3.875% due 7/15/23	1,901,630
			2,625,317
Diversified Financial Services - 0.1%
50,000	B	Providian Financial Corp., 4.000% due 5/15/08	71,688
Electric - 2.2%
900,000	BBB-	CenterPoint Energy, Inc., 3.750% due 5/15/23 (a)	1,035,000
826,000	B+	CMS Energy Corp., 2.875% due 12/1/24	919,957
350,000	BBB	PPL Energy Supply LLC, 2.625% due 5/15/23 (a)	393,750
			2,348,707
Electronics - 2.8%
799,000	B	Agere Systems Inc., 6.500% due 12/15/09	821,971
800,000	BB	Agilent Technologies Inc., 3.000% due 12/1/21 (d)	790,000
2,400,000	BBB-	Arrow Electronics Inc., zero coupon bond to yield 4.000% due 2/21/21	1,287,000
			2,898,971
Forest Products & Paper - 3.2%
6,000,000	BBB	International Paper Co., zero coupon bond to yield 3.745% due 6/20/21	3,322,500
Healthcare - 7.3%
		Health Management Associates, Inc.:
1,400,000	BBB+	1.500% due 8/1/23	1,536,500
1,200,000	BBB+	1.500% due 8/1/23 (a)	1,317,000
3,254,000	NR	Lincare Holdings Inc., 3.000% due 6/15/33	3,428,903
		Universal Health Services, Inc.:
1,700,000	BBB	0.426% due 6/23/20	1,054,000
450,000	BBB	0.426% due 6/23/20 (a)	279,000
			7,615,403
Home Builders - 1.4%
1,175,000	Ba1*	Beazer Homes USA, Inc., 4.625% due 6/15/24 (a)	1,465,812
Insurance - 6.9%
6,250,000	AA+	American International Group, Inc., zero coupon bond to yield 2.659% due 11/9/31	4,156,250
3,000,000	A-	Loews Corp., 3.125% due 9/15/07	3,037,500
			7,193,750
Leisure Time - 3.8%
1,325,000	BBB-	Four Seasons Hotels Inc., 1.875% due 7/30/24	1,517,125
1,270,000	B+	Host Marriott L.P., 3.250% due 3/15/24 (a)	1,390,650
1,950,000	BB+	Royal Caribbean Cruises Ltd., zero coupon bond to yield 4.875% due 2/2/21	1,033,500
			3,941,275
Manufacturing - 4.1%
1,800,000	BB+	SPX Corp., zero coupon bond to yield 3.007% due 2/6/21	1,163,250

See Notes to Schedules of Investments.

Convertible Securities Portfolio
Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE
AMOUNT	RATING (e)	SECURITY	VALUE
Manufacturing - 4.1% (continued)
		Tyco International Group, S.A.:
$300,000	BBB	2.750% due 1/15/18 (a)	$448,500
1,700,000	BBB	3.125% due 1/15/23 (a)	2,698,750
			4,310,500
Media - 11.8%
1,000,000	NR	Adelphia Communications Corp., 6.000% due 2/15/06 (e)	75,000
843,000	CCC-	Charter Communications Inc., 4.750% due 6/1/06	802,957
		Liberty Media Corp.:
175,000	BB+	0.750% due 3/30/23	192,500
500,000	BB+	0.750% due 3/30/23 (a)	550,000
2,100,000	BB+	4.000% due 11/15/29	1,396,500
1,200,000	BB+	3.500% due 1/15/31	939,000
6,000,000	BBB-	News America Inc., zero coupon bond to yield 3.401% due 2/28/21	3,487,500
1,167,000	B	Sinclair Broadcast Group, Inc., 4.875% due 7/15/18 (d)	1,024,043
3,500,000	BBB+	The Walt Disney Co., 2.125% due 4/15/23	3,863,125
			12,330,625
Mining - 0.1%
100,000	BBB+	Placer Dome Inc., 2.750% due 10/15/23 (a)	107,500
Oil & Gas - 14.1%
350,000	A-	Cooper Cameron Corp., 1.500% due 5/15/24 (a)	373,625
		Diamond Offshore Drilling Inc.:
2,130,000	A-	1.500% due 4/15/31	2,505,413
3,000,000	A-	Zero coupon bond to yield 3.443% due 6/6/20	1,788,750
		Global Marine Inc.:
3,000,000	A-	Zero coupon bond to yield 3.447% due 6/23/20	1,785,000
600,000	A-	Zero coupon bond to yield 3.500% due 6/23/20 (a)	357,000
		Halliburton Co.:
700,000	BBB	3.125% due 7/15/23	906,500
1,000,000	BBB	3.125% due 7/15/23 (a)	1,295,000
		Hanover Compressor Co.:
300,000	B	4.750% due 3/15/08	291,375
75,000	B	4.750% due 1/15/14	83,438
5,000,000	NR	Nabors Industries Inc., zero coupon bond to yield 2.529% due 2/5/21	3,368,750
1,800,000	A+	Schlumberger Ltd., 1.500% due 6/1/23	1,975,500
			14,730,351
Pharmaceuticals - 4.5%
1,730,000	B	Advanced Medical Optics, Inc., 2.500% due 7/15/24 (a)	1,725,675
400,000	A	Allergan, Inc., zero coupon bond to yield 1.250% due 11/6/22 (a)	350,500
		Cephalon Inc.:
600,000	B-	Tranche A, zero coupon bond due 6/15/33 (a)(b)	561,000
800,000	B-	Tranche B, zero coupon bond due 6/15/33 (a)(b)	761,000
500,000	NR	IVAX Corp., 1.500% due 3/1/24 (a)	513,125

See Notes to Schedules of Investments.

Convertible Securities Portfolio
Schedules of Investments (unaudited) (continued)	March 31, 2005

FACE
AMOUNT	RATING (e)	SECURITY	VALUE
Pharmaceuticals - 4.5% (continued)
		Valeant Pharmaceuticals International:
$75,000	B	3.000% due 8/16/10 (a)	$72,281
75,000	B	4.000% due 11/15/13 (a)	72,469
439,000	BBB-	Watson Pharmaceuticals, Inc., 1.750% due 3/15/23	419,245
200,000	BBB-	Watson Pharmaceuticals, Inc., 1.750% due 3/15/23 (a)	191,000
			4,666,295
Retail - 0.8%
		Best Buy Co., Inc.:
500,000	BBB-	2.250% due 1/15/22	513,125
300,000	BBB-	2.250% due 1/15/22 (a)	307,875
			821,000
Software - 0.9%
576,000	B	Red Hat, Inc., 0.500% due 1/15/24	472,320
461,000	NR	Sybase Inc., 1.750% due 2/22/25 (a)	448,899
			921,219
Telecommunications - 8.4%
1,500,000	BBB-	Amdocs Ltd., 0.500% due 3/15/24 (a)	1,411,875
4,550,000	BB-	Anixter International Inc., zero coupon bond to yield 3.068% due 7/7/33	2,405,813
150,000	B+	CommScope, Inc., 1.000% due 3/15/24 (a)	140,062
100,000	NR	Tekelec Inc., 2.250% due 6/15/08 (a)	104,625
1,869,000	NR	UTStarcom, Inc., 0.875% due 3/1/08	1,602,668
5,000,000	A+	Verizon Global Funding Corp., zero coupon bond to yield 2.916% due 5/15/21	3,087,500
			8,752,543
		TOTAL CONVERTIBLE BONDS AND NOTES (Cost - $80,674,893)	83,481,598
REPURCHASE AGREEMENT - 7.6%
7,961,000		State Street Bank & Trust Co., dated 3/31/05, 2.380% due 4/1/05; Proceeds at maturity - $7,961,526; (Fully collateralized by U.S. Treasury Bonds, 7.500% due 11/15/24; Market value - $8,122,920) (Cost - $7,961,000)	7,961,000
		TOTAL INVESTMENTS - 103.8% (Cost - $105,895,431**)	108,375,372
		Liabilities in Excess of Other Assets - (3.8%)	(4,002,091)
		TOTAL NET ASSETS - 100.0%	$104,373,281

(a)          Security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines established by the Board of Trustees.

(b)         Non-income producing security.

(c)          All ratings are by Standard & Poors Ratings Service, with the exception of those identified by an asterisk (*), which are rated by Moody’s Investors Service Inc.

(d)         Interest rate shown reflects current rate on instruments with multi-coupon or variable rates.

(e)          Security is currently in default.

**          Aggregate cost for federal income tax purposes is substantially the same.

See page 13 for definitions of ratings.

See Notes to Schedules of Investments.

MFS Mid Cap Growth Portfolio
Schedules of Investments (unaudited)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 98.5%
CONSUMER DISCRETIONARY - 20.3%
Hotels, Restaurants & Leisure - 4.5%
145,680	The Cheesecake Factory Inc. (a)	$5,164,356
110,620	International Game Technology	2,949,129
41,250	Outback Steakhouse, Inc.	1,888,838
77,070	Royal Caribbean Cruises Ltd.	3,444,258
69,670	WMS Industries Inc. (a)	1,961,907
		15,408,488
Media - 11.0%
397,310	Citadel Broadcasting Co. (a)	5,455,066
536,830	Gemstar-TV Guide International, Inc. (a)	2,335,211
127,190	Getty Images, Inc. (a)	9,044,481
73,760	Grupo Televisa, S.A., Sponsored ADR	4,337,088
455,970	The Interpublic Group of Cos., Inc. (a)	5,599,312
21,280	Omnicom Group, Inc.	1,883,706
98,570	Radio One, Inc., Class A Shares (a)	1,447,008
34,620	Radio One, Inc., Class D Shares (a)	510,645
121,530	Univision Communications Inc., Class A Shares (a)	3,365,166
3,890	The Washington Post Co., Class B Shares	3,477,660
		37,455,343
Multi-Line Retail - 1.4%
125,200	99 Cents Only Stores (a)	1,648,884
106,190	Family Dollar Stores, Inc.	3,223,928
		4,872,812
Specialty Retail - 3.4%
123,220	PETsMART, Inc.	3,542,575
141,740	The TJX Cos., Inc.	3,491,056
129,640	Tiffany & Co.	4,475,173
		11,508,804
	TOTAL CONSUMER DISCRETIONARY	69,245,447
ENERGY - 4.6%
Energy Equipment & Services - 4.6%
100,800	BJ Services Co.	5,229,504
129,950	GlobalSantaFe Corp.	4,813,348
53,620	Halliburton Co.	2,319,065
69,300	National - Oilwell Varco Inc. (a)	3,236,310
	TOTAL ENERGY	15,598,227
FINANCIALS - 4.8%
Banks - 0.9%
65,570	Investors Financial Services Corp.	3,207,029
Diversified Financials - 3.1%
145,810	Ameritrade Holding Corp. (a)	1,488,720

See Notes to Schedules of Investments.

MFS Mid Cap Growth Portfolio
Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Diversified Financials - 3.1% (continued)
59,400	Franklin Resources, Inc.	$4,077,810
65,280	Legg Mason, Inc.	5,100,979
		10,667,509
Insurance - 0.8%
92,900	Genworth Financial Inc., Class A Shares	2,556,608
	TOTAL FINANCIALS	16,431,146

HEALTHCARE - 23.3%
Biotechnology - 7.6%
71,400	Biogen Idec Inc. (a)	2,464,014
60,310	Celgene Corp. (a)	2,053,556
50,670	Gen-Probe Inc. (a)	2,257,855
125,050	Genzyme Corp. (a)	7,157,862
159,610	Gilead Sciences, Inc. (a)	5,714,038
102,060	ImClone Systems, Inc. (a)	3,521,070
109,780	MedImmune, Inc. (a)	2,613,862
		25,782,257
Healthcare Equipment & Supplies - 9.7%
70,500	C.R. Bard, Inc.	4,799,640
317,290	Cytyc Corp. (a)	7,300,843
98,250	DENTSPLY International Inc.	5,345,782
59,993	Fisher Scientific International Inc. (a)	3,414,802
47,500	INAMED Corp. (a)	3,319,300
51,150	Millipore Corp. (a)	2,219,910
93,800	St. Jude Medical, Inc. (a)	3,376,800
104,590	Thoratec Corp. (a)	1,278,090
27,620	Zimmer Holdings, Inc. (a)	2,149,112
		33,204,279
Healthcare Providers & Services - 2.0%
141,040	Community Health Systems Inc. (a)	4,923,706
45,010	LifePoint Hospitals, Inc. (a)	1,973,238
		6,896,944
Pharmaceuticals - 4.0%
47,810	Allergan, Inc.	3,321,361
134,650	Endo Pharmaceuticals Holdings, Inc. (a)	3,036,358
179,640	Medicis Pharmaceutical Corp., Class A Shares	5,385,607
56,300	Teva Pharmaceutical Industries Ltd., Sponsored ADR	1,745,300
		13,488,626
	TOTAL HEALTHCARE	79,372,106
INDUSTRIALS - 12.7%
Air Freight & Couriers - 0.6%
40,120	Expeditors International of Washington, Inc.	2,148,426
Building Products - 1.4%
72,830	American Standard Cos. Inc.	3,385,138
41,040	Masco Corp.	1,422,857
		4,807,995

See Notes to Schedules of Investments.

MFS Mid Cap Growth Portfolio
Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Commercial Services & Supplies - 9.0%
117,720	Alliance Data Systems Corp. (a)	$4,755,888
70,100	Apollo Group, Inc., Class A Shares (a)	5,191,606
103,090	Career Education Corp. (a)	3,531,863
73,890	The Corporate Executive Board Co.	4,725,266
95,370	DST Systems, Inc. (a)	4,404,187
484	Employee Solutions, Inc. (a)	0
90,030	Hewitt Associates, Inc., Class A Shares (a)	2,394,798
102,940	Monster Worldwide, Inc. (a)	2,887,467
72,700	Robert Half International Inc.	1,959,992
21,600	Weight Watchers International, Inc. (a)	928,368
		30,779,435
Machinery - 1.7%
35,230	Eaton Corp.	2,304,042
38,300	ITT Industries, Inc.	3,456,192
		5,760,234
	TOTAL INDUSTRIALS	43,496,090
INFORMATION TECHNOLOGY - 26.8%
Communications Equipment - 1.4%
195,160	Comverse Technology, Inc. (a)	4,921,935
Computers & Peripherals - 1.0%
39,720	Lexmark International, Inc., Class A Shares (a)	3,176,408
Electronic Equipment & Instruments - 4.8%
113,830	Broadcom Corp., Class A Shares (a)	3,405,794
62,760	Roper Industries, Inc.	4,110,780
167,850	Symbol Technologies, Inc.	2,432,146
183,440	Waters Corp. (a)	6,565,318
		16,514,038
Internet Software & Services - 2.1%
168,650	Check Point Software Technologies Ltd. (a)	3,666,451
159,156	IAC/InterActiveCorp (a)	3,544,404
		7,210,855
Semiconductor Equipment & Products - 7.7%
129,840	Analog Devices, Inc.	4,692,418
144,090	Integrated Circuit Systems, Inc. (a)	2,755,001
138,050	KLA-Tencor Corp.	6,351,680
94,810	Marvell Technology Group Ltd. (a)	3,635,015
396,810	PMC-Sierra, Inc. (a)	3,491,928
178,870	Xilinx, Inc.	5,228,370
		26,154,412
Software - 9.8%
256,830	Amdocs Ltd. (a)	7,293,972
147,360	Citrix Systems, Inc. (a)	3,510,115

See Notes to Schedules of Investments.

MFS Mid Cap Growth Portfolio
Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Software - 9.8% (continued)
98,500	Electronic Arts Inc. (a)	$5,100,330
113,290	Mercury Interactive Corp. (a)	5,367,680
297,770	Symantec Corp. (a)	6,351,434
256,080	VERITAS Software Corp. (a)	5,946,178
		33,569,709
	TOTAL INFORMATION TECHNOLOGY	91,547,357
MATERIALS - 2.3%
Chemicals - 2.0%
62,110	Monsanto Co.	4,006,095
54,500	Praxair, Inc.	2,608,370
		6,614,465
Metals & Mining - 0.3%
38,300	Aber Diamond Corp.	1,161,681
	TOTAL MATERIALS	7,776,146
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 1.8%
38,657	NTL Inc. (a)	2,461,291
60,500	SpectraSite, Inc. (a)	3,507,185
		5,968,476
Wireless Telecommunication Services - 1.9%
355,310	American Tower Corp., Class A Shares (a)	6,477,301
	TOTAL TELECOMMUNICATION SERVICES	12,445,777
	TOTAL COMMON STOCK (Cost - $307,176,410)	335,912,296
FACE
AMOUNT
SHORT - TERM INVESTMENTS - 2.4%
Commercial Paper - 2.4%
$8,304,000	Cargill, Inc., 2.820% due 4/1/05 (Cost - $8,304,000)	8,304,000
	TOTAL INVESTMENTS - 100.9% (Cost - $315,480,410*)	344,216,296
	Liabilities in Excess of Other Assets - (0.9)%	(3,236,896)
	TOTAL NET ASSETS-100.0%	$340,979,400

(a)          Non-income producing security.

*                 Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR - American Depositary Receipt.

See Notes to Schedules of Investments.

MERCURY LARGE CAP CORE PORTFOLIO
Schedules of Investments (unaudited)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 99.4%
CONSUMER DISCRETIONARY - 18.6%
Automobiles - 0.8%
93,000	Ford Motor Co.	$1,053,690
Hotels, Restaurants & Leisure - 2.4%
51,000	McDonald’s Corp.	1,588,140
23,000	Starwood Hotels & Resorts Worldwide, Inc.	1,380,690
		2,968,830
Household Durables - 3.1%
16,000	The Black & Decker Corp.	1,263,840
19,000	Lennar Corp., Class A Shares	1,076,920
2,000	NVR, Inc. (a)	1,570,000
		3,910,760
Leisure Equipment & Products - 1.0%
37,000	Eastman Kodak Co.	1,204,350
Media - 1.0%
18,000	Getty Images, Inc. (a)	1,279,980
Multi-Line Retail - 2.5%
29,000	J.C. Penney Co., Inc.	1,505,680
26,000	Nordstrom, Inc.	1,439,880
4,000	Wal-Mart Stores, Inc.	200,440
		3,146,000
Specialty Retail - 7.8%
25,000	Abercrombie & Fitch Co., Class A Shares	1,431,000
47,000	American Eagle Outfitters, Inc.	1,388,850
20,000	Best Buy Co., Inc.	1,080,200
59,000	The Gap, Inc.	1,288,560
52,000	The Home Depot, Inc.	1,988,480
54,000	Limited Brands	1,312,200
44,000	Staples, Inc.	1,382,920
		9,872,210
	TOTAL CONSUMER DISCRETIONARY	23,435,820
CONSUMER STAPLES - 2.3%
Food Products - 2.0%
59,000	Archer-Daniels-Midland Co.	1,450,220
62,000	Tyson Foods, Inc., Class A Shares	1,034,160
		2,484,380
Household Products - 0.2%
4,000	The Procter & Gamble Co.	212,000

Tobacco - 0.1%
3,000	Altria Group, Inc.	196,170
	TOTAL CONSUMER STAPLES	2,892,550
ENERGY - 15.5%
Oil & Gas - 15.5%
13,000	Amerada Hess Corp.	1,250,730
19,000	Anadarko Petroleum Corp.	1,445,900
30,000	Burlington Resources, Inc.	1,502,100
44,000	ChevronTexaco Corp.	2,565,640
20,000	ConocoPhillips	2,156,800
32,000	Devon Energy Corp.	1,528,000
51,000	Exxon Mobil Corp.	3,039,600
22,000	Occidental Petroleum Corp.	1,565,740
14,000	Sunoco, Inc.	1,449,280
24,000	Unocal Corp.	1,480,560
21,000	Valero Energy Corp.	1,538,670
	TOTAL ENERGY	19,523,020

See Notes to Schedules of Investments.

MERCURY LARGE CAP CORE PORTFOLIO
Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
FINANCIALS - 12.7%
Banks - 0.6%
17,000	Bank of America Corp.	$749,700
Diversified Financials - 3.8%
8,000	The Bear Stearns Cos. Inc.	799,200
1,000	The Chicago Mercantile Exchange	194,030
39,000	Countrywide Financial Corp.	1,265,940
4,000	JPMorgan Chase & Co.	138,400
10,000	Lehman Brothers Holdings Inc.	941,600
30,000	SLM Corp.	1,495,200
		4,834,370
Insurance - 8.3%
30,000	Allstate Corp.	1,621,800
2,000	American International Group, Inc.	110,820
18,000	The Chubb Corp.	1,426,860
27,000	Lincoln National Corp.	1,218,780
9,000	Loews Corp.	661,860
34,000	MetLife, Inc.	1,329,400
22,000	Nationwide Financial Services, Inc., Class A Shares	789,800
29,000	Prudential Financial, Inc.	1,664,600
26,000	SAFECO Corp.	1,266,460
23,000	UnumProvident Corp.	391,460
		10,481,840
	TOTAL FINANCIALS	16,065,910
HEALTHCARE - 11.5%
Healthcare Equipment & Supplies - 1.1%
24,000	Becton Dickinson & Co.	1,402,080
Healthcare Providers & Services - 5.1%
20,000	Aetna, Inc.	1,499,000
16,000	CIGNA Corp.	1,428,800
21,000	PacifiCare Health Systems, Inc. (a)	1,195,320
14,000	Quest Diagnostics Inc.	1,471,820
9,000	UnitedHealth Group Inc.	858,420
		6,453,360
Pharmaceuticals - 5.3%
51,000	Johnson & Johnson	3,425,160
124,000	Pfizer Inc.	3,257,480
		6,682,640
	TOTAL HEALTHCARE	14,538,080
INDUSTRIALS - 7.3%
Electrical Equipment - 1.1%
24,000	Rockwell Automation, Inc.	1,359,360
Industrial Conglomerates - 3.3%
78,000	General Electric Co.	2,812,680
17,000	Textron, Inc.	1,268,540
		4,081,220
Machinery - 0.8%
15,000	Cummins Inc.	1,055,250
Road & Rail - 2.1%
37,000	Norfolk Southern Corp.	1,370,850
22,000	Yellow Roadway Corp. (a)	1,287,880
		2,658,730
	TOTAL INDUSTRIALS	9,154,560
INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 1.5%
10,000	Cisco Systems, Inc. (a)	178,900
111,000	Motorola, Inc.	1,661,670
		1,840,570

See Notes to Schedules of Investments.

MERCURY LARGE CAP CORE PORTFOLIO
Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
Computers & Peripherals - 8.7%
37,000	Apple Computer, Inc. (a)	$1,541,790
60,000	Dell Inc. (a)	2,305,200
125,000	EMC Corp. (a)	1,540,000
96,000	Hewlett-Packard Co.	2,106,240
5,000	International Business Machines Corp.	456,900
35,000	NCR Corp. (a)	1,180,900
19,000	Network Appliance, Inc. (a)	525,540
330,000	Sun Microsystems, Inc. (a)	1,333,200
		10,989,770
Internet Software & Services - 1.0%
56,000	McAfee Inc. (a)	1,263,360
IT Consulting & Services - 0.5%
6,000	Computer Sciences Corp. (a)	275,100
16,000	Electronic Data Systems Corp.	330,720
		605,820
Office Electronics - 1.1%
89,000	Xerox Corp. (a)	1,348,350
Semiconductor Equipment & Products - 3.4%
74,000	Intel Corp.	1,719,020
5,000	Lam Research Corp. (a)	144,300
28,000	Linear Technology Corp.	1,072,680
33,000	QLogic Corp. (a)	1,336,500
		4,272,500
Software - 6.8%
21,000	Adobe Systems Inc.	1,410,570
47,000	Autodesk, Inc.	1,398,720
50,090	Computer Associates International, Inc.	1,357,439
31,000	Intuit Inc. (a)	1,356,870
55,000	Microsoft Corp.	1,329,350
141,000	Oracle Corp. (a)	1,759,680
		8,612,629
	TOTAL INFORMATION TECHNOLOGY	28,932,999
MATERIALS - 5.1%
Chemicals - 2.1%
39,000	Lyondell Chemical Co.	1,088,880
25,000	Monsanto Co.	1,612,500
		2,701,380
Metals & Mining - 3.0%
23,000	Nucor Corp.	1,323,880
13,000	Phelps Dodge Corp.	1,322,490
23,000	United States Steel Corp.	1,169,550
		3,815,920
	TOTAL MATERIALS	6,517,300
UTILITIES - 3.4%
Electric Utilities - 2.3%
39,000	Edison International	1,354,080
19,000	TXU Corp.	1,512,970
		2,867,050
Multi-Utilities - 1.1%
72,000	The Williams Cos., Inc.	1,354,320
	TOTAL UTILITIES	4,221,370
	TOTAL COMMON STOCK (Cost- $106,701,730)	125,281,609

See Notes to Schedules of Investments.

MERCURY LARGE CAP CORE PORTFOLIO
Schedules of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
ESCROW SHARES - 0.0%
27,200	ESC Seagate Technology (a)(b) (Cost - $0)	$0
FACE
AMOUNT
REPURCHASE AGREEMENT - 0.5%
$598,000	State Street Bank & Trust Co., dated 3/31/05 2.380% due 4/1/05;
	Proceeds at maturity $598,040 (Fully collateralized by U.S. Treasury
	Bonds, 9.250% due 2/15/16; Market value - $611,308) (Cost - $598,000)	598,000
	TOTAL INVESTMENTS - 99.9% (Cost - $107,299,730*)	125,879,609
	Other Assets in Excess of Liabilities - 0.1%	137,522
	TOTAL NET ASSETS - 100.0%	$126,017,131

(a)          Non-income producing security.

(b)         Security is fair valued in good faith by or under the direction of the Board of Trustees.

*                 Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A —Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A —Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B —Bonds rated “B” generally lack characteristics of the desirable investments. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C —Bonds rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Convertible Securities, MFS Mid Cap Growth and Mercury Large Cap Core (formerly Merrill Lynch Large Cap Core) Portfolios  (“Fund(s)”) are separate diversified investment funds of The Travelers Series Trust (“Trust”). The Convertible Securities Portfolio and the Mercury Large Cap Core Portfolio are separate diversified investment funds of the Trust. The MFS Mid Cap Growth Portfolio is a separate non-diversified investment fund of the Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. Effective May 2, 2005, the Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio. Shares of the Trust are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various affiliated life insurance companies.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price on such markets or, if there were no sales during the day, at the mean between the closing bid and asked prices. Securities primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities traded in the over-the-counter market are valued at prices based on market quotations for securities of similar type. Obligations issued by the U.S. government and its agencies are valued at the mean between the last reported bid and asked prices. Securities other than those issued by the U.S. government and its agencies that have a maturity of 60 days or more are valued at prices based on market quotations for securities of similar type, yield and maturity. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset values, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedules of Investments (unaudited) (continued)

(d) Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rates at the end of the period.

2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

			Net
			Unrealized
	Appreciation	Depreciation	Appreciation
Convertible Securities Portfolio	$5,919,416	$(3,439,475)	$2,479,941
MFS Mid Cap Growth Portfolio	39,974,324	(11,238,438)	28,735,886
Mercury Large Cap Core Portfolio	21,489,625	(2,909,746)	18,579,879

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Travelers Series Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	May 27, 2005

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	May 27, 2005